Deferred Charges, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Deferred Costs [Abstract]
Schedule of Deferred Charges
Special Survey Costs
Balance, January 1, 2017	$358
Amortization	(18)
Balance, March 31, 2017	$340

Special Survey
Costs
Balance, January 1, 2014	$256
Additions	469
Amortization	(203)
Impairment charge	(400)
Balance, December 31, 2014	122
Additions	888
Amortization	(174)
Balance, December 31, 2015	836
Additions	364
Amortization	(236)
Impairment charge	(606)
Balance, December 31, 2016	$358